Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income loss from continuing operations from federal statutory rate
Income taxes relating to continuing operations at federal statutory rate of 35%	$ 86,621	$ 64,799	$ 42,914
State and local income taxes, net of federal taxes	1,883	5,991	5,650
Foreign	(947)	(6,021)	(7,115)
Uncertain tax positions	(16,061)
Other	77	(868)	1,195
Income taxes relating to continuing operations	$ 71,573	$ 63,901	$ 42,644